Significant Accounting Policies (Details) - Schedule of foreign currency translation	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Period-end spot rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	US$1=RMB 6.3482	US$1=RMB 6.5713	US$1=RMB 7.0851
Average Rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	US$1=RMB 6.4083	US$1=RMB 6.7960	US$1=RMB 6.965